                             ONE GROUP MUTUAL FUNDS

                              1111 POLARIS PARKWAY
                            COLUMBUS, OHIO 43271-1235

                           CIRCLE INCOME SHARES, INC.

                                  P.O BOX 77004
                        INDIANAPOLIS, INDIANA 46277-7004

                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of One Group Mutual Funds dated November 20, 2000 relating to the transfer of the assets and liabilities of Circle Income Shares, Inc. ("Circle Income") to One Group Income Bond Fund. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained, without charge, by calling 1-800-338-4345.

         The Prospectus and Statement of Additional Information for One Group Mutual Funds dated November 1, 2000, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The audited financial statements and related independent accountant's report for One Group Income Bond Fund contained in the Annual Report dated June 30, 2000, are hereby incorporated by reference. Copies of these materials may be obtained by calling 1-800-338-4345.

         The Prospectus for Circle Income dated November 20, 1975 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The audited financial statements and related independent accountant's report for Circle Income contained in the Annual Report dated June 30, 2000, are hereby incorporated by reference. Copies of these materials may be obtained by calling 1-800-338-4345.

         The Date of This Statement Of Additional Information is November 20, 2000.

TABLE OF CONTENTS

                                                                            PAGE


Management of Circle Income                                                  B-3

-        Directors and Officers                                              B-3
-        Investment Advisory Contract                                        B-6
-        Custodian Contract                                                  B-7
-        Independent Accountants                                             B-8

MANAGEMENT OF CIRCLE INCOME
---------------------------

                             DIRECTORS AND OFFICERS

         Overall responsibility for management of Circle Income Shares, Inc. rests with the Board of Directors who were elected by the Shareholders. The Directors are responsible for making major decisions about Circle Income's investment objectives and policies, but delegate the day-to-day administration of Circle Income to the officers of Circle Income. There are currently five Directors, two of whom are "interested persons" of Circle Income within the meaning of that term under the 1940 Act. The Directors and Officers of Circle Income, their addresses, and principal occupations during the past five years are set forth below.


                                     POSITION HELD                             PRINCIPAL OCCUPATION
NAME AND ADDRESS                  WITH CIRCLE INCOME                           DURING THE PAST FIVE YEARS
----------------                  ------------------                           --------------------------
Frederick R. Ford              Director since April 1984.                      Dr. Ford is currently Executive Vice
                                                                               President and Treasurer Emeritus of Purdue
                                                                               University. He retired June 30, 1998 from
                                                                               Purdue University where he had served as
                                                                               Executive Vice President and Treasurer since
                                                                               January 1974. As the chief financial and
                                                                               business officer, he managed all securities,
                                                                               properties, and funds belonging to the
                                                                               University and all trusts in which the
                                                                               University had interests. In addition, he
                                                                               was responsible for all business operations,
                                                                               physical plant, housing and food services,
                                                                               internal auditing and investments.


Bruce J. Glor*                 Director  and  President  since                 Mr. Glor is a consultant. Mr. Glor joined
                               November  1996.                                 Bank One in June 1994 as Senior Vice
                                                                               President for Bank One, Akron, NA where he
                                                                               managed the Akron/Canton office. From
                                                                               January 1996 to October 2000, Mr. Glor served
                                                                               as Executive Vice President and Managing
                                                                               Director of the Indiana Investment
                                                                               Management Group of Bank One Trust Company,
                                                                               NA. As Managing Director, he is responsible
                                                                               for Retirement Services, Personal Investing
                                                                               and Trust business in the state. He is also
                                                                               a member of the Senior Management Committee
                                                                               and Indiana Leadership Council. Prior to
                                                                               joining Bank One, Mr. Glor was Regional
                                                                               Manager for Marine Midland Bank's Private
                                                                               Clients Group.

Charles E. Greer               Director since April 1999.                      Mr. Greer is an attorney, entrepreneur and
                                                                               serves as a Chapter II bankruptcy trustee
                                                                               for the Southern District of Indiana. Either
                                                                               as bankruptcy trustee or temporary CEO, he
                                                                               has operated a number of businesses and is
                                                                               currently the owner of a construction
                                                                               business in Indianapolis, Indiana. Prior to
                                                                               his present positions, he was a partner in
                                                                               the Indianapolis law firm of Ice Miller
                                                                               Donadio and Ryan.



Steven R. Hazelbaker           Director since April 1997.                      Mr. Hazelbaker is Executive Vice President and
                                                                               Chief Operating Officer of Meridian Insurance


                                                                               Group, Inc. From April 1994 to July 2000,
                                                                               Mr. Hazelbaker served as Chief Financial
                                                                               Officer and Treasurer of Meridian Insurance
                                                                               Group, Inc. As the Chief Financial Officer,
                                                                               he is responsible for investments, cash
                                                                               management, financial reporting, taxes,
                                                                               billings and collections. Prior to joining
                                                                               Meridian, Mr. Hazelbaker was a partner
                                                                               with Coopers & Lybrand (now
                                                                               PricewaterhouseCoopers LLP).


James D. Keckley*              Director since April 1973.                       Mr. Keckley is retired. Prior to his
                                                                               retirement on January 1, 1990, Mr. Keckley
                                                                               served as Executive Vice President of Bank
                                                                               One, Indiana, NA. As Executive Vice
                                                                               President of Bank One, Indiana, NA, he was
                                                                               responsible for the Private Banking Division
                                                                               of the Trust & Asset Management Group.

Jeffrey W. Fountain            Executive Vice President                        Mr. Fountain has been a Corporate Analyst,
                               since March 21, 1994; Vice                      Risk Management Policy and Research, Banc
                               President from January 28,                      One Investment Advisors Corporation, since
                               1988 to March 21, 1994.                         March 31, 2000. Prior to that time, Mr.
                                                                               Fountain has been the Director of Fixed
                                                                               Income Research, Banc One Investment
                                                                               Advisors Corporation, since 1992

Timothy P. Holihen             Vice President since March                      Mr. Holihen has been a Managing Director,
                               21, 1994                                        National Accounts Group, Banc One Investment
                                                                               Advisors Corporation, since June 1, 1994.

Jeffrey D. Sitzman             Vice President since January                    Mr. Sitzman has been a Senior Corporate
                               21, 2000                                        Analyst, Risk Management Policy and
                                                                               Research, Banc One Investment Advisors
                                                                               Corporation, since October 20, 1997. Prior
                                                                               to joining Banc One Investment Advisors
                                                                               Corporation in 1997, Mr. Sitzman was a
                                                                               Senior Investment Analyst, Anthem Inc. from
                                                                               1992 to 1997.

Thomas F. Wilson               Vice President since August                     Mr. Wilson has been a Portfolio Manager,
                               9, 1990                                         Banc One Investment Advisors Corporation,
                                                                               since May 2, 1983.


Robert L. Young                Treasurer since November 13,                    Mr. Young has been a Director, Mutual Fund
                               1997                                            Administration, One Group Administrative
                                                                               Services, Inc., since October 1999. From
                                                                               December 1996 to October 1999, Mr. Young was
                                                                               Managing Director, Mutual Fund
                                                                               Administration, Banc One Investment Advisors
                                                                               Corporation. Prior to joining Banc One
                                                                               Investment Advisors Corporation in 1996, Mr.
                                                                               Young was a Senior Audit Manager for
                                                                               Deloitte & Touche.

Jacqueline A. Weitz            Secretary since January 17,                     Ms. Weitz has been Vice President and Client
                               1997                                            Service Officer, Banc One Investment Management
                                                                               Group since 1995.


         The Compensation Table below sets forth the total compensation for the Directors and certain Officers of Circle Income for the fiscal year ended June 30, 2000.


                                                  COMPENSATION TABLE (1)

                                                                    PENSION OR          ESTIMATED           TOTAL
                                             AGGREGATE          RETIREMENT BENEFITS      ANNUAL         COMPENSATION
NAME OF PERSON,                            COMPENSATION         ACCRUED AS PART OF    BENEFITS UPON  FROM CIRCLE INCOME
POSITION                                FROM CIRCLE INCOME       COMPANY EXPENSES      RETIREMENT          COMPLEX
--------                                ------------------       ----------------      ----------          -------

Frederick R. Ford                              $5,000                  NA                 NA              $5,000

Bruce J. Glor*                                 $0                      NA                 NA              $0

Charles E. Greer                               $5,000                  NA                 NA              $5,000

Steven R. Hazelbaker                           $5,000                  NA                 NA              $5,000

James D. Keckley*                              $4,600                  NA                 NA              $4,600


*Mr. Glor and Mr. Keckley are interested persons as that term is defined in the Investment Company Act of 1940 and the rules thereunder.

                          INVESTMENT ADVISORY CONTRACT


         Circle Income and Bank One Indianapolis, N.A., a wholly owned subsidiary of Bank One Corporation, entered into an Investment Advisory Contract (the "Investment Advisory Contract") on November 4, 1993. On November 19, 1997, pursuant to a Transfer & Assumption of Contract, Bank One, Indiana, N.A. transferred the Investment Advisory Contract to Banc One Investment Advisors Corporation (the "Adviser"), an indirect, wholly-owned subsidiary of Bank One Corporation and an affiliate of Bank One, Indiana, N.A. Under the Investment Advisory Contract the Adviser provides investment management and advisory services to Circle Income. The Adviser advises Circle Income on the composition of its investment portfolio, bears the cost of research, statistical analysis and continuous supervision of the portfolio and recommends which securities are bought or sold and in what amounts. In addition to providing management and investment advisory services, the Adviser is required to keep the books and financial records of Circle Income and to furnish the services of individuals to perform executive, administrative and clerical services. The Adviser is required to compensate all personnel, officers and directors of Circle Income who are officers, directors or employees of the Adviser or any of its affiliates and to bear the administrative expenses of Circle Income's Dividend Reinvestment Plan.


         Expenses in connection with the sale of Circle Income shares are borne by Circle Income. Such expenses include the expenses of the registration and qualification of Circle Income's shares under the Securities Act of 1933 and the securities laws of various states; legal, auditing, custodian's, transfer agent's and registrar's fees; the costs of printing stock certificates, the registration statement, preliminary and final prospectuses; prospectus distribution costs; Blue Sky memoranda and surveys; and any fees payable to the National Association of Securities Dealers, Inc.

         Other than the expenses specifically assumed by the Adviser under the Investment Advisory Contract, all expenses incurred in the operation of Circle Income are borne by Circle Income, including brokerage commissions on portfolio transactions; salaries, fees and expenses of officers, directors and employees who are not officers, directors or employees of the Adviser or any of its affiliates; taxes; transfer agent's, registrar's, dividend disbursing agent's and custodian's fees; auditing and legal fees; costs of information obtained from sources other than the Adviser or any of its affiliates relating to the valuation of portfolio securities; costs and expenses incident to any additional public offering of shares of Circle Income; certain extraordinary expenses; and the costs and expenses, including postage, of stockholder reports and proxy materials.

         Under the Investment Advisory Contract and subject to the limitations set forth below, the Adviser is entitled to receive a monthly fee which on an annual basis would amount to approximately .50% of the first $50 million of Circle Income's average weekly net assets and .40% of Circle Income's average weekly net assets in excess of $50 million. The fee is computed on a weekly basis and is payable monthly. There is no additional advisory fee based on portfolio income. During the fiscal years ended June 30, 1999, and June 30, 2000, advisory fees paid to the Adviser by Circle Income amounted to $165,900 and $159,100, respectively.

         The Investment Advisory Contract provides that if and to the extent that the aggregate expenses of every character incurred by Circle Income during any fiscal year as of any fee payment date (including, but not limited to, fees of the Adviser, but excluding interest, taxes, the expenses of this and any future offerings and, where permitted, extraordinary expenses) shall exceed 1 1/2% of the first $30,000,000 of average weekly net assets during the fiscal year to such date and 1% of any additional average weekly net assets, the Adviser will waiver further fees, and to the extent such expenses exceed the lesser of (i) 25% of Circle Income's gross income for such year, including gains from the sale of securities, or (ii) 1 1/2% of the first $30,000,000 of average weekly net assets for the fiscal year plus 1% of any additional average weekly net assets, the Adviser shall be indebted to Circle Income as of the last day of such fiscal year, and shall remit payment to Circle Income not later than the last day of the first month of the next succeeding fiscal year, in the amount equal to the amount of such excess.

         Under the Investment Advisory Contract, the Adviser is obligated to advise with respect to Circle Income's portfolio with the same skill and care with which it administers its other fiduciary accounts and to conform to applicable laws and regulations, including the regulations and rulings of the Comptroller of the Currency of the United States relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the Adviser, any of its affiliates or their directors, officers or employees or other individuals with whom there exists such a connection, or organizations in which there exists such an interest, as might affect the exercise of the best judgment of the Adviser. They further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the Adviser or persons connected with the Adviser as described above. In addition, the Investment Advisory Contract states that the Adviser will not invest other fiduciary accounts in Circle Income's shares, make loans for the purpose of purchasing or carrying shares of Circle Income, or make loans to Circle Income. The Investment Advisory Contract also provides that the Adviser will maintain and continue its policy and practice of conducting the business of its Trust and Asset Management Group independently of its commercial banking group. Therefore, the investment decisions of the Trust and Asset Management Group are made without consideration of customer relationships with the commercial banking group and information is not sought or obtained from the commercial banking group regarding any issuer of securities. Circle Income does not acquire securities from or sell securities to accounts managed by the Trust and Asset Management Group.

         On July 23, 1993, the Investment Advisory Contract was first approved by the Board of Directors of Circle Income, including a majority of the directors who were not parties to, or "interested persons" (as defined in the Investment Company Act of 1940) of either party to, the Investment Advisory Contract. The Investment Advisory Contract was last approved by the shareholders of Circle Income on November 4, 1993, and has been reapproved annually by the Board of Directors.

                               CUSTODIAN CONTRACT

         Circle Income and Bank One Trust Company, N.A., a wholly owned subsidiary of Bank One Corporation entered into a Custodian Agreement on December 18, 1988. Bank One Trust Company, N.A. maintains it principal offices at 100 E. Broad Street, Columbus, Ohio 43271.

         Under the Custodian Agreement, Bank One Trust Company, N.A.:

         (i) maintains a separate account or accounts in the name of Circle Income;

         (ii) makes receipts and disbursements of money on behalf of Circle Income;

         (iii) collects and receives all income and other payments and distributions on account of the Circle Income' portfolio securities;

         (iv) responds to correspondence from security brokers and others relating to its duties; and

         (v) makes periodic reports to Circle Income's Board of Directors concerning Circle Income's operations.

         Bank One Trust Company, N.A. is entitled to compensation for its services and for reimbursement of reasonable out-of-pocket expenses according to the following schedule:

MARKET VALUE
OF FEE:                    First $1 million          $3.00 per $1,000
                           Next $1 million           $1.50 per $1,000
                           Next $3 million           $1.00 per $1,000
                           Next $5 million           $ .50 per $1,000
                           Next $10 million          $ .25 per $1,000

                           Minimum account fee of $3,000 per year.

TRANSACTION FEES:          Transactions
                           ------------
                           DTC/Fed. Eligible         $10.00
                           Physical                  $20.00
                           Options and Futures       $35.00
                           Agency                    $40.00
                           Check Cut                 $5.00
                           Outgoing Wire             $10.00



                             INDEPENDENT ACCOUNTANTS

         Arthur Andersen LLP, Huntington Center, Suite 2100, 41 South High Street, Columbus, Ohio 43215-6160, serves as independent accountants to Circle Income. Arthur Andersen provides general accounting and auditing services to Circle Income.